Concentrations, Risks and Uncertainties - Schedule of Concentration on Suppliers (Details) - Supplier Concentration Risk [Member]	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Purchases [Member] | Supplier A [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	23.00%	95.00%	97.00%
Purchases [Member] | Supplier C [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	21.00%
Purchases [Member] | Supplier F [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	37.00%
Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage
Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	28.00%
Accounts Payable [Member] | Supplier F [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	49.00%
Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	2.00%	86.00%
Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	28.00%
Accounts Payable [Member] | Supplier D [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	16.00%
Prepayment Risk [Member] | Supplier A [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage		35.00%
Prepayment Risk [Member] | Supplier C [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage		5.00%
Prepayment Risk [Member] | Supplier F [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage		46.00%
Prepayment Risk [Member] | Supplier E [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	26.00%	4.00%
Prepayment Risk [Member] | Supplier G [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	23.00%	3.00%
Prepayment Risk [Member] | Supplier H [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	16.00%	2.00%
Prepayment Risk [Member] | Supplier I [Member]
Schedule of Concentration on Suppliers [Line Items]
Concentration of Risk, Percentage	11.00%	2.00%